[LNL Letterhead]


Direct Dial:      (260) 455-3917
Facsimile:        (260) 455-5135

May 5, 2008


VIA EDGAR

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:      Lincoln New York Account N for Variable Annuities
         ChoicePlus Access, ChoicePlus II Access, ChoicePlus Assurance (C Share) (File No. 333-141757)

Dear Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the "Company") and Lincoln New York Account N for Variable Annuities (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI") for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph
(c) of Rule 497 would not differ from the form of prospectus and SAI contained in the most recent post-effective amendment filed electronically on April 15, 2008. Certain administrative and stylistic changes were made for clarification.

Please contact me at the above-listed number if you have questions about this filing.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Vice President and Associate General Counsel